The Dreyfus/Laurel Funds, Inc.

- Dreyfus U.S. Treasury Reserves ("DUSTR")

Incorporated herein by reference is a supplement to the Summary and Statutory prospectuses for DUSTR filed pursuant to Rule 497 (e) under the Securities Act of 1933, filed on June 1, 2015 (SEC Accession No. 0000899681-15-000463).